GENERAL AND ADMINISTRATIVE	9 Months Ended
Sep. 30, 2012
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

14.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the General and administrative line item of the interim consolidated statements of income and comprehensive income during the three months ended March 31, 2011.

  During the subsequent months of 2011, the Company received $2.4 million of insurance proceeds and had a remaining insurance receivable of $8.8 million as at December 31, 2011 within the Other current assets line item of the interim consolidated balance sheets. During the first nine months of 2012, the Company received $2.3 million of insurance proceeds and had a remaining insurance receivable of $6.5 million as at September 30, 2012.